RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summarizes the effect of the correction on each financial statement line item
	As Previously Reported	Adjustments	As Restated
Balance sheet as of August 18, 2020
Warrant liability	$-	$13,602,000	$13,602,000
Total Liabilities	7,176,121	13,602,000	20,778,121
Class A Common Stock Subject to Possible Redemption	190,045,060	(13,602,000)	176,443,060
Class A Common Stock	165	136	301
Additional Paid-in Capital	5,000,263	837,220	5,837,483
Accumulated Deficit	(1,000)	(837,356)	(838,356)
	5,000,003	-	5,000,003
Number of Class A common stock subject to redemption	19,004,506	(1,360,200)	17,644,306

Balance sheet as of September 30, 2020 (unaudited)
Warrant liability	$-	$13,135,500	$13,135,500
Total Liabilities	8,126,283	13,135,500	21,261,783
Class A Common Stock Subject to Possible Redemption	218,312,810	(13,135,500)	205,177,310
Class A Common Stock	182	131	313
Additional Paid-in Capital	5,082,496	370,725	5,453,221
Accumulated Deficit	(83,243)	(370,856)	(454,099)
	5,000,010	-	5,000,010
Number of Class A common stock subject to redemption	21,831,281	(1,313,550)	20,517,731

Balance sheet as of December 31, 2020
Warrant liability	$-	$13,365,500	$13,365,500
Total Liabilities	9,219,008	13,365,500	22,584,508
Class A Common Stock Subject to Possible Redemption	216,934,140	(13,365,500)	203,568,640
Class A Common Stock	196	133	329
Additional Paid-in Capital	6,461,152	600,722	7,061,874
Accumulated Deficit	(1,461,914)	(600,855)	(2,062,769)
	5,000,009	-	5,000,009
Number of Class A common stock subject to redemption	21,693,414	(1,336,550)	20,356,864

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	-	466,499	466,499
Transaction costs	-	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	-	18,952,768	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	-	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	5,952,197	(2,577,316)	3,374,881
Basic and diluted net loss per non-redeemable common share	$(0.02)		0.00

Nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	-	466,499	466,499
Transaction costs	-	(837,355)	(837,355)
Net loss	$(82,243)	$(370,856)	$(453,099)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	15,112,852	3,839,915	18,952,768
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	-	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	3,895,358	(470,933)	3,424,425
Basic and diluted net loss per non-redeemable common share	(0.02)	0.02	0.00

Year ended December 31, 2020
Change in fair value of warrant liability	-	236,500	236,500
Transaction costs	-	(837,355)	(837,355)
Net loss	$(1,460,914)	$(600,855)	$(2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	16,131,141	4,192,832	20,323,974
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	-	0.00
Weighted average non-redeemable common shares outstanding, basic and diluted	4,542,198	(2,223,472)	2,318,726
Basic and diluted net loss per non-redeemable common share	$(0.32)		(0.89)
Cash Flow Statement for the Nine months ended September 30, 2020
Net loss	$(82,243)	$(370,856)	$(453,099)
Allocation of initial public offering costs	-	837,356	837,356
Initial classification of warrant liability	-	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(82,250)	466,500	384,250
Cash Flow Statement for the Year ended December 31, 2020 (audited)
Net loss	$(1,460,914)	$(600,856)	$(2,061,770)
Allocation of initial public offering costs	-	837,356	837,356
Initial classification of warrant liability	-	13,602,000	13,602,000
Initial classification of common stock subject to possible redemption	218,395,060	(13,602,000)	204,793,060
Change in value of common stock subject to possible redemption	(1,460,920)	236,500	(1,224,420)